TRADE ACCOUNTS RECEIVABLE - Summary of Allowance For Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	€ (14)	€ (14)
Provision for impairment recognised during the year	(4)	(4)
Receivables written off during the year as uncollectible	2	4
Balance at end of period	€ (16)	€ (14)